EMPLOYEE BENEFIT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of net defined benefit liability (asset) [abstract]
Summary of Employee Benefits Liabilities

	As of December 31,
	2025			2024
	Current	Non-current	Total	Current	Non-current	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Employee benefit liabilities
Pension-Defined benefit plans	1,882	6,414	8,296	1,514	5,784	7,298
Long service leave	625	110	735	664	124	788
Total	2,507	6,524	9,031	2,178	5,908	8,086

Summary of Components of Net Benefit Expense Recognized in Income Statement and Funded Status and Amounts Recognized in Consolidated Balance Sheets
The following tables summaries the components of net benefit expense recognized in the income statement and the funded status and amounts recognized in the consolidated balance sheet for the plan:

	For the year ended December 31,
Net benefit cost	2025	2024	2023
	US$’000	US$’000	US$’000
Current service cost	465	438	442
Interest cost on benefit obligation	164	178	191
Net benefit cost	629	616	633

	For the year ended December 31,
Other comprehensive income	2025	2024	2023
	US$’000	US$’000	US$’000
Actuarial loss / (gain) – experience	125	79	(195)
Actuarial (gain) / loss – demographic assumption	—	—	(89)
Actuarial loss / (gain) – financial assumption	285	311	(1,601)
Actuarial loss / (gain)	410	390	(1,885)

	For the year ended December 31,
Change in the defined obligation	2025	2024	2023
	US$’000	US$’000	US$’000
Defined benefit obligation at January 1	7,298	7,011	8,896
Current service cost	465	438	442
Interest cost on benefit obligation	164	178	191
Benefits paid directly by our Company	(612)	(733)	(701)
Actuarial gain(loss) in other comprehensive income	410	390	(1,885)
Exchange differences	571	14	68
Defined benefit obligation at December 31	8,296	7,298	7,011

Summary of Disclosure of Actuarial Assumptions for Defined Benefit Obligations Explanatory
The significant assumptions used in determining the actuarial present value of the defined benefit obligations for the years ended December 31, 2025 and 2024 are as follows:

	2025	2024
	%	%
Discount rate	1.0-3.0	2.0-4.0
Rate of salary increase	3.0~6.5	3.0~6.5
Pre-retirement mortality	* Thailand TMO17 Tables, improving with the rate of 3.0% p.a.	* Thailand TMO17 Tables, improving with the rate of 3.0% p.a.
*TMO represented as Thailand Mortality Ordinary Tables

Summary of Maturity Profile of Defined Benefit Obligation
The following pension benefit payments are expected payments to be made in the future years out of the defined benefit plan obligation:

	As of December 31,
	2025	2024
	US$’000	US$’000
Within the next 12 months (next annual reporting period)	1,755	1,475
Between 2 and 5 years	3,153	2,711
Between 6 and 10 years	2,844	2,867
Total expected payments	7,752	7,053

Weighted average duration of defined benefit obligation	12 ~ 13 years	10 ~ 14 years

Summary of Sensitivity Analysis of One-percentage Point Change in Assumed Rates
A one-percentage point change in the assumed rates would have yielded the following effects:

	2025	2024
	US$’000	US$’000
Discount rate – 1% increase	(573)	(544)
Discount rate – 1% decrease	664	474
Rate of salary increase – 1% increase	789	521
Rate of salary increase – 1% decrease	(693)	(588)